INVENTORIES (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Public Utilities, Inventory [Line Items]
Inventories	$ 0	$ 286,488	$ 127,933
Automobiles [Member]
Public Utilities, Inventory [Line Items]
Inventories	$ 0	$ 286,488	$ 127,933